Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Account’s wholly-owned real estate properties are leased to tenants under operating lease agreements which expire on various dates through 2032. Rental income is recognized in accordance with the billing terms of the lease agreements. The leases do not have material variable payments, material residual value guarantees or material restrictive covenants. Certain leases have the option to extend or terminate at the tenant's discretion, with termination options resulting in additional fees due to the Account. Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (millions):

For the Years Ending December 31,
2022	$635.8
2023	594.2
2024	517.7
2025	436.1
2026	330.2
Thereafter	1,172.7
Total	$3,686.7
Certain leases provide for additional rental amounts based upon the recovery of actual operating expenses in excess of specified base amounts, sales volume or contractual increases as defined in the lease agreement. These contractual contingent rentals are not included in the table above.
The Account has ground leases for which the Account is the lessee. The leases do not contain material residual value guarantees or material restrictive covenants. The fair value of right-of-use assets and leases liabilities related to ground leases are reflected on the balance sheet within other assets and other liabilities, respectively.
The fair values and key terms of the right-of-use assets and lease liabilities related to the Account's ground leases are as follows (millions):

As of December 31, 2021
Assets:
Right-of-use assets, at fair value	$40.3
Liabilities:
Ground lease liabilities, at fair value	$40.3

Key Terms
Weighted-average remaining lease term (years)	69.5
Weighted-average discount rate(1)	7.71%
(1) Discount rates are reflective of the rates utilized during the most recent appraisal of the associated real estate investments.
For the year ended December 31, 2021, operating lease costs related to ground leases were $2.3 million. These costs include variable lease costs, which are immaterial. Aggregate future minimum annual payments for ground leases held by the Account are as follows (millions):

For the Years Ending December 31,
2022	$2.3
2023	2.3
2024	2.4
2025	2.4
2026	2.4
Thereafter	414.0
Total	$425.8
In April 2020, the FASB staff released guidance focused on treatment of concessions related to the effects of the COVID-19 pandemic on the application of lease modification guidance in Accounting Standards Codification (“ASC”) 842, “Leases.” The guidance provides a practical expedient to forgo the associated reassessments required by ASC 842 when changes to a lease result in similar or lower future consideration. There was no material exposure to rent concessions or lease defaults for tenants impacted by the COVID-19 pandemic for the year ended December 31, 2021.

Leases	Leases
The Account’s wholly-owned real estate properties are leased to tenants under operating lease agreements which expire on various dates through 2032. Rental income is recognized in accordance with the billing terms of the lease agreements. The leases do not have material variable payments, material residual value guarantees or material restrictive covenants. Certain leases have the option to extend or terminate at the tenant's discretion, with termination options resulting in additional fees due to the Account. Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (millions):

For the Years Ending December 31,
2022	$635.8
2023	594.2
2024	517.7
2025	436.1
2026	330.2
Thereafter	1,172.7
Total	$3,686.7
Certain leases provide for additional rental amounts based upon the recovery of actual operating expenses in excess of specified base amounts, sales volume or contractual increases as defined in the lease agreement. These contractual contingent rentals are not included in the table above.
The Account has ground leases for which the Account is the lessee. The leases do not contain material residual value guarantees or material restrictive covenants. The fair value of right-of-use assets and leases liabilities related to ground leases are reflected on the balance sheet within other assets and other liabilities, respectively.
The fair values and key terms of the right-of-use assets and lease liabilities related to the Account's ground leases are as follows (millions):

As of December 31, 2021
Assets:
Right-of-use assets, at fair value	$40.3
Liabilities:
Ground lease liabilities, at fair value	$40.3

Key Terms
Weighted-average remaining lease term (years)	69.5
Weighted-average discount rate(1)	7.71%
(1) Discount rates are reflective of the rates utilized during the most recent appraisal of the associated real estate investments.
For the year ended December 31, 2021, operating lease costs related to ground leases were $2.3 million. These costs include variable lease costs, which are immaterial. Aggregate future minimum annual payments for ground leases held by the Account are as follows (millions):

For the Years Ending December 31,
2022	$2.3
2023	2.3
2024	2.4
2025	2.4
2026	2.4
Thereafter	414.0
Total	$425.8
In April 2020, the FASB staff released guidance focused on treatment of concessions related to the effects of the COVID-19 pandemic on the application of lease modification guidance in Accounting Standards Codification (“ASC”) 842, “Leases.” The guidance provides a practical expedient to forgo the associated reassessments required by ASC 842 when changes to a lease result in similar or lower future consideration. There was no material exposure to rent concessions or lease defaults for tenants impacted by the COVID-19 pandemic for the year ended December 31, 2021.